Cover	May 26, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 26, 2022
Entity Registrant Name	XPEL, INC.
Amendment Flag	false
Entity Central Index Key	0001767258
Entity Address, Address Line One	3251 I-35
Entity Address, State or Province	TX
Entity Address, City or Town	San Antonio
Soliciting Material	false
City Area Code	(210)
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XPEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity File Number	001-38858
Entity Tax Identification Number	20-1117381
Entity Address, Postal Zip Code	78219
Written Communications	false
Local Phone Number	678-3700
Entity Incorporation, State or Country Code	NV